Warrants - Schedule of Public and private placement warrants outstanding (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	233,332	233,332
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 287.5
Expiration date	Aug. 24, 2026
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	7,266	7,266
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 287.5
Expiration date	Aug. 24, 2026
May 2023 Common Stock Warrants
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	458,015	0
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 13.25
Expiration date	Nov. 30, 2028
May 2023 Placement Agent Warrants
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	32,060	0
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 20.47
Expiration date	May 26, 2028
June 2023 Common Stock Warrants
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	310,577	0
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 25
Expiration date	Dec. 08, 2028
June 2023 Placement Agent Warrants
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	21,739	0
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 35.1575
Expiration date	Jun. 06, 2028